Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2012
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSTFX
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSTIX
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSTVX
Osterweis Institutional Equity Fund (Prospectus Summary) | Osterweis Institutional Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSTEX

Osterweis Fund (Prospectus Summary) | Osterweis Fund
Osterweis Fund
Investment Objective
The Osterweis Fund (the "Fund") seeks long-term total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Fund Investor Class
Management Fees		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Osterweis Fund Investor Class	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Osterweis Fund invests primarily in common stocks of companies that Osterweis
Capital Management, Inc. (the "Adviser") believes offer superior investment value and opportunity for growth. The Fund may invest in companies of any size - large, medium and small. The Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with their growth rates, the Adviser may be inclined to regard them as candidates for sale.

Other types of equity securities in which the Fund may invest include convertible securities and publicly traded Master Limited Partnerships ("MLPs") which may comprise up to 15% of the Fund's assets. The Fund may also invest up to 30% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.

In addition to taking temporary defensive positions in cash and short-term bonds from time to time, the Fund may invest up to 50% of its assets in fixed income securities, which include, but are not limited to U.S. government and agency debt, investment grade corporate debt and convertible debt. Up to 40% of the
Fund's assets may be invested in domestic high yield debt or "junk bonds"
(higher-risk, lower-rated fixed income securities such as those rated lower than
BBB- by S&P or lower than Baa3 by Moody's), although the Fund does not expect to maintain significant positions in such securities on a normal basis.
Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risk to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or that interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance is available on the Fund's website at www.osterweis.com.
Osterweis Fund Calendar Year Total Returns	[1]

Best Quarter: 2Q, 2009 15.00% Worst Quarter: 4Q, 2008 -18.28% The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Osterweis Fund	Label	1 Year	5 Years	10 Years
Investor Class	Return Before Taxes	(4.29%)	0.89%	5.80%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(4.46%)	0.62%	5.34%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.57%)	0.71%	5.02%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2012
Osterweis Fund (Prospectus Summary) | Osterweis Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Fund (the "Fund") seeks long-term total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio
		turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Osterweis Fund invests primarily in common stocks of companies that Osterweis
Capital Management, Inc. (the "Adviser") believes offer superior investment value and opportunity for growth. The Fund may invest in companies of any size - large, medium and small. The Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with their growth rates, the Adviser may be inclined to regard them as candidates for sale.

Other types of equity securities in which the Fund may invest include convertible securities and publicly traded Master Limited Partnerships ("MLPs") which may comprise up to 15% of the Fund's assets. The Fund may also invest up to 30% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.

In addition to taking temporary defensive positions in cash and short-term bonds from time to time, the Fund may invest up to 50% of its assets in fixed income securities, which include, but are not limited to U.S. government and agency debt, investment grade corporate debt and convertible debt. Up to 40% of the
Fund's assets may be invested in domestic high yield debt or "junk bonds"
(higher-risk, lower-rated fixed income securities such as those rated lower than
BBB- by S&P or lower than Baa3 by Moody's), although the Fund does not expect to
		maintain significant positions in such securities on a normal basis.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risk to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or that interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in
		value based on public perception of the issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
		Updated performance is available on the Fund's website at www.osterweis.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Osterweis Fund Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q, 2009 15.00% Worst Quarter: 4Q, 2008 -18.28% The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided
		that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Osterweis Fund (Prospectus Summary) | Osterweis Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	(11.67%)
Annual Return 2003	rr_AnnualReturn2003	33.13%
Annual Return 2004	rr_AnnualReturn2004	17.68%
Annual Return 2005	rr_AnnualReturn2005	9.08%
Annual Return 2006	rr_AnnualReturn2006	11.36%
Annual Return 2007	rr_AnnualReturn2007	4.68%
Annual Return 2008	rr_AnnualReturn2008	(29.23%)
Annual Return 2009	rr_AnnualReturn2009	31.13%
Annual Return 2010	rr_AnnualReturn2010	12.43%
Annual Return 2011	rr_AnnualReturn2011	(4.29%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Osterweis Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.29%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	5.02%

[1]	The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund
Osterweis Strategic Income Fund
Investment Objective
The Osterweis Strategic Income Fund (the "Fund") seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Strategic Income Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Strategic Income Fund Investor Class
Management Fees		0.78%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Osterweis Strategic Income Fund Investor Class	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies
The Osterweis Strategic Income Fund invests primarily in income bearing securities, including a wide range of debt and dividend-paying equity securities. Osterweis
Capital Management, LLC (the "Adviser") takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities (e.g., investment grade or non-investment grade) and maturities (e.g., long-term, immediate or short-term). The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and sector trend review, and is not constrained by any particular duration or credit quality targets. The Fund's fixed income investments may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody's), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets)
and/or depositary receipts and preferred stock. The Fund may also invest up to 100%
of its assets in foreign debt (including emerging markets) and/or depositary receipts.
The Fund's allocation among various fixed income securities will be made on the basis of the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment. The Fund will, at times, be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term)
and credit qualities (e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

The Adviser may sell a security when it believes doing so is appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of the effect on the Fund's portfolio turnover rate.
Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the
Osterweis Strategic Income Fund:
·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objectives.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

·  Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

·  Non-Diversification Risk: The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of any given issuer. As a result, the Fund's shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.osterweis.com.
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Osterweis Strategic Income Fund Calendar Year Total Returns	[1]

Best Quarter: 2Q, 2009 8.00% Worst Quarter: 4Q, 2008 -6.19% The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Osterweis Strategic Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Return Before Taxes	4.06%	6.94%	7.97%	Aug 30, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	1.85%	4.66%	5.69%	Aug 30, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.74%	4.60%	5.54%	Aug 30, 2002
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.45%	Aug 30, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2012
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Strategic Income Fund (the "Fund") seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio
		turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Osterweis Strategic Income Fund invests primarily in income bearing securities, including a wide range of debt and dividend-paying equity securities. Osterweis
Capital Management, LLC (the "Adviser") takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities (e.g., investment grade or non-investment grade) and maturities (e.g., long-term, immediate or short-term). The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and sector trend review, and is not constrained by any particular duration or credit quality targets. The Fund's fixed income investments may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody's), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets)
and/or depositary receipts and preferred stock. The Fund may also invest up to 100%
of its assets in foreign debt (including emerging markets) and/or depositary receipts.
The Fund's allocation among various fixed income securities will be made on the basis of the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment. The Fund will, at times, be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term)
and credit qualities (e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

The Adviser may sell a security when it believes doing so is appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of
		the effect on the Fund's portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the
Osterweis Strategic Income Fund:
·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objectives.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

·  Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

·  Non-Diversification Risk: The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of any given issuer. As a result, the Fund's shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of
		issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of any given issuer. As a result, the Fund's shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000811030_BarChartAndPerformanceTableSubHeading	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.osterweis.com.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Osterweis Strategic Income Fund Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q, 2009 8.00% Worst Quarter: 4Q, 2008 -6.19% The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided
		that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2003	rr_AnnualReturn2003	16.56%
Annual Return 2004	rr_AnnualReturn2004	7.37%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	9.99%
Annual Return 2007	rr_AnnualReturn2007	3.43%
Annual Return 2008	rr_AnnualReturn2008	(5.54%)
Annual Return 2009	rr_AnnualReturn2009	24.90%
Annual Return 2010	rr_AnnualReturn2010	10.14%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Osterweis Strategic Income Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.19%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002

[1]	The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund
Osterweis Strategic Investment Fund
Investment Objective
The Osterweis Strategic Investment Fund (the "Fund") seeks long-term total returns and capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Strategic Investment Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Strategic Investment Fund Investor Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.48%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.49%
Fee Waiver and/or Expense Recoupment		0.0002
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Recoupment	[1]	1.51%
[1]	Osterweis Capital Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Recoupment for the Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Osterweis Strategic Investment Fund Investor Class	154	473	815	1,781

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal period ended March 31, 2012, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The allocation of assets between equity and fixed income securities is based on the opportunity set of each asset class and the Adviser's overall view of the macroeconomic and market environment. The allocation is reviewed on an ongoing basis and adjustments are made as needed based on the
Adviser's assessment of the risk/reward profiles of individual securities and broad macro risk factors. Under normal market conditions, the minimum allocation to either fixed income (including cash) or equity securities is expected to be
25% of the Fund's net assets; conversely, the maximum allocation to either fixed income (including cash) or equity securities at any given time is expected to be
75%. The Fund may invest up to half of its net assets in foreign securities (in developed and emerging markets) including in depositary receipts traded on foreign exchanges and without limitation in depositary receipts that are traded on domestic exchanges and that evidence ownership of foreign equity securities.
The Fund's investments in any one sector may exceed 25% of its net assets.

Equity Investments
In selecting equity investments, the Adviser focuses on the common stocks of companies that it believes offer superior investment value and opportunity for growth. The Adviser focuses on the securities of companies that it believes to be undervalued or otherwise out-of-favor in the market but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects. The
Adviser also seeks under-researched, growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized assets and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with the growth rates, the Adviser may be inclined to regard them as candidates for sale. The
Fund may invest in equity securities of companies of all market capitalization sizes - large, medium, and small. In addition to common stock, the Fund may also invest in preferred stock, convertible securities and up to 15% of its assets in publicly traded Master Limited Partnerships ("MLPs") that are generally energy or natural resource related companies.

Fixed Income Investments

In selecting fixed income investments, the Adviser takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities and maturities. The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and review of sector trends, and is not limited by any particular duration or credit quality targets or constraints. The Fund's principal fixed income security investments will consist of U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by
Moody's), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts and preferred stock. Some of the securities listed above may be accompanied by a warrant, which is a right to acquire the issuer's stock at a pre-determined price. The Fund may also invest in zero-coupon U.S. government debt, zero-coupon corporate debt and money market instruments. The Fund's allocation among various fixed income securities will be made based on the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment, but generally there is no limit on any type of fixed income security, meaning that the Fund could have up to 75% of its net assets invested in junk bonds, for instance. The Fund will at times be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term) and credit qualities
(e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

The Adviser will sell a security when it believes doing so is appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action.
Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective. This risk includes the risk that the Adviser's allocation decisions between equity and fixed income may be incorrect and result in lower performance than if the Fund's allocation remained static.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small-cap and mid-cap companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risks related to changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in the supply of or demand for energy commodities and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund, or that interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

·  Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the issuers of the municipal securities to continue to meet their obligations for the payment of interest and principal when due.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund's total return for one year. The table below illustrates how the Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the
Fund's website at www.osterweis.com.
Osterweis Strategic Investment Fund Calendar Year Total Returns	[1]

Best Quarter: 4Q 2011 8.09% Worst Quarter: 3Q 2011 -11.58% The Osterweis Strategic Investment Fund's calendar year-to-date return as of June 30, 2012 was 6.65%.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Osterweis Strategic Investment Fund	Label	1 Year	Since Inception	Inception Date
Investor Class	Return Before Taxes	1.63%	9.99%	Aug 31, 2010
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	0.96%	9.15%	Aug 31, 2010
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.13%	8.07%	Aug 31, 2010
60% S&P 500 ® Index/40% Barclays U.S. Aggregate Bond Index	60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.69%	12.34%	Aug 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Osterweis Strategic Investment Fund's calendar year-to-date return as of June 30, 2012 was 6.65%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2012
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Strategic Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Strategic Investment Fund (the "Fund") seeks long-term total returns and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal period ended March 31, 2012, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The allocation of assets between equity and fixed income securities is based on the opportunity set of each asset class and the Adviser's overall view of the macroeconomic and market environment. The allocation is reviewed on an ongoing basis and adjustments are made as needed based on the
Adviser's assessment of the risk/reward profiles of individual securities and broad macro risk factors. Under normal market conditions, the minimum allocation to either fixed income (including cash) or equity securities is expected to be
25% of the Fund's net assets; conversely, the maximum allocation to either fixed income (including cash) or equity securities at any given time is expected to be
75%. The Fund may invest up to half of its net assets in foreign securities (in developed and emerging markets) including in depositary receipts traded on foreign exchanges and without limitation in depositary receipts that are traded on domestic exchanges and that evidence ownership of foreign equity securities.
The Fund's investments in any one sector may exceed 25% of its net assets.

Equity Investments
In selecting equity investments, the Adviser focuses on the common stocks of companies that it believes offer superior investment value and opportunity for growth. The Adviser focuses on the securities of companies that it believes to be undervalued or otherwise out-of-favor in the market but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects. The
Adviser also seeks under-researched, growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized assets and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with the growth rates, the Adviser may be inclined to regard them as candidates for sale. The
Fund may invest in equity securities of companies of all market capitalization sizes - large, medium, and small. In addition to common stock, the Fund may also invest in preferred stock, convertible securities and up to 15% of its assets in publicly traded Master Limited Partnerships ("MLPs") that are generally energy or natural resource related companies.

Fixed Income Investments

In selecting fixed income investments, the Adviser takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities and maturities. The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and review of sector trends, and is not limited by any particular duration or credit quality targets or constraints. The Fund's principal fixed income security investments will consist of U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by
Moody's), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts and preferred stock. Some of the securities listed above may be accompanied by a warrant, which is a right to acquire the issuer's stock at a pre-determined price. The Fund may also invest in zero-coupon U.S. government debt, zero-coupon corporate debt and money market instruments. The Fund's allocation among various fixed income securities will be made based on the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment, but generally there is no limit on any type of fixed income security, meaning that the Fund could have up to 75% of its net assets invested in junk bonds, for instance. The Fund will at times be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term) and credit qualities
(e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

The Adviser will sell a security when it believes doing so is appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective. This risk includes the risk that the Adviser's allocation decisions between equity and fixed income may be incorrect and result in lower performance than if the Fund's allocation remained static.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small-cap and mid-cap companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risks related to changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in the supply of or demand for energy commodities and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund, or that interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

·  Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the issuers of the municipal securities to continue to meet their obligations for the payment of interest and principal when due.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund's total return for one year. The table below illustrates how the Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the
Fund's website at www.osterweis.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund's total return for one year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Osterweis Strategic Investment Fund Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4Q 2011 8.09% Worst Quarter: 3Q 2011 -11.58% The Osterweis Strategic Investment Fund's calendar year-to-date return as of June 30, 2012 was 6.65%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund | 60% S&P 500 ® Index/40% Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Recoupment	ck0000811030_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0002
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Recoupment	rr_NetExpensesOverAssets	1.51%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,781
Annual Return 2011	rr_AnnualReturn2011	1.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Osterweis Strategic Investment Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.58%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
Osterweis Strategic Investment Fund (Prospectus Summary) | Osterweis Strategic Investment Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010

[1]	The Osterweis Strategic Investment Fund's calendar year-to-date return as of June 30, 2012 was 6.65%.
[2]	Osterweis Capital Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Recoupment for the Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Osterweis Institutional Equity Fund (Prospectus Summary) | Osterweis Institutional Equity Fund
Osterweis Institutional Equity Fund
Investment Objective
The Osterweis Institutional Equity Fund (the "Fund") seeks long-term total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Institutional Equity Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Institutional Equity Fund Investor Class
Management Fees		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.39%
Acquired Fund Fees and Expenses	[1]	none
Total Annual Fund Operating Expenses		1.24%
Fee Waiver and/or Expense Reduction		(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction	[2]	1.00%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Osterweis Capital Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction for the Fund to 1.00% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Institutional Equity Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Osterweis Institutional Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual
Expense Cap for the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Osterweis Institutional Equity Fund Investor Class	102	345

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The Osterweis Institutional Equity Fund intends to invest approximately 95% of its net assets (plus any borrowings for investment purposes) in equity securities, under normal circumstances. The equity securities in which the Fund may invest will consist primarily of investments in common stocks, preferred stocks, convertible stocks, warrants, income trusts and other similar equity securities of companies that Osterweis Capital Management, LLC (the "Adviser")
believes offer superior investment value and opportunity for growth.

Other types of equity securities in which the Fund may invest include Master
Limited Partnerships ("MLPs") which may comprise up to 20% of the Fund's assets.
The Fund may also invest up to 40% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.
The Fund may invest in companies of any size - large, medium and small. The
Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The
Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with their growth rates, the Adviser may be inclined to regard them as candidates for sale.

The Institutional Equity Fund may, at times, invest greater than 25% of its net assets in the securities of companies in the same market sector. The Adviser will use its judgment and discretion regarding which sectors offer the greatest potential for long-term financial gain. This may, and likely will, change over time.
Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Osterweis Institutional Equity Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Institutional Equity Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

·  Health Care Sector Risk: A significant portion of the Fund's assets may be invested in securities related to the Health Care sector, including developers, manufacturers and/or distributors of drugs or medical devices and health care facilities. The Health Care sector could be negatively affected by regulatory, political, and economic factors.
Performance
Because the Osterweis Institutional Equity Fund will commence operations on
July 31, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Updated performance information is available on the Fund's website at
www.osterweis.com or by calling the Fund toll-free at (866) 236-0050.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2012
Osterweis Institutional Equity Fund (Prospectus Summary) | Osterweis Institutional Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Institutional Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Institutional Equity Fund (the "Fund") seeks long-term total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Osterweis Institutional Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual
Expense Cap for the first two years).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Osterweis Institutional Equity Fund intends to invest approximately 95% of its net assets (plus any borrowings for investment purposes) in equity securities, under normal circumstances. The equity securities in which the Fund may invest will consist primarily of investments in common stocks, preferred stocks, convertible stocks, warrants, income trusts and other similar equity securities of companies that Osterweis Capital Management, LLC (the "Adviser")
believes offer superior investment value and opportunity for growth.

Other types of equity securities in which the Fund may invest include Master
Limited Partnerships ("MLPs") which may comprise up to 20% of the Fund's assets.
The Fund may also invest up to 40% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.
The Fund may invest in companies of any size - large, medium and small. The
Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The
Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with their growth rates, the Adviser may be inclined to regard them as candidates for sale.

The Institutional Equity Fund may, at times, invest greater than 25% of its net assets in the securities of companies in the same market sector. The Adviser will use its judgment and discretion regarding which sectors offer the greatest potential for long-term financial gain. This may, and likely will, change over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Osterweis Institutional Equity Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Institutional Equity Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

·  Health Care Sector Risk: A significant portion of the Fund's assets may be invested in securities related to the Health Care sector, including developers, manufacturers and/or distributors of drugs or medical devices and health care facilities. The Health Care sector could be negatively affected by regulatory, political, and economic factors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Osterweis Institutional Equity Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Osterweis Institutional Equity Fund will commence operations on
July 31, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Updated performance information is available on the Fund's website at
www.osterweis.com or by calling the Fund toll-free at (866) 236-0050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Osterweis Institutional Equity Fund will commence operations on July 31, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 236-0050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Osterweis Institutional Equity Fund (Prospectus Summary) | Osterweis Institutional Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Osterweis Capital Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction for the Fund to 1.00% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Institutional Equity Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.